Contingent consideration	12 Months Ended
Dec. 31, 2024
Contingent consideration [Abstract]
Contingent consideration
27.	Contingent consideration

	ANMI	TheraPharm	OptimalTracers	IsoTherapeutics	ARTMS	Total
	A$’000	A$’000	A$’000	A$’000	A$’000	A$’000
Balance at January 1, 2024	90,493	2,178	83	-	-	92,754
Remeasurement of contingent consideration	11,062	-	-	-	-	11,062
Unwind of discount	12,005	295	-	-	2,078	14,378
Charged to profit or loss	23,067	295	-	-	2,078	25,440
Exchange differences	3,895	265	(10)	410	1,519	6,079
Acquisition of businesses	-	-	-	7,662	22,492	30,154
Amounts adjusted to intangible assets	-	1,579	-	-	-	1,579
Payments for contingent consideration	(39,657)	-	(33)	-	-	(39,690)
Balance at December 31, 2024	77,798	4,317	40	8,072	26,089	116,316
Current	77,798	-	40	8,072	-	85,910
Non-current	-	4,317	-	-	26,089	30,406
Total contingent consideration	77,798	4,317	40	8,072	26,089	116,316

Balance at January 1, 2023	62,541	1,690	718	-	-	64,949
Remeasurement of contingent consideration	34,275	-	-	-	-	34,275
Unwind of discount	11,033	278	83	-	-	11,394
Charged to profit or loss	45,308	278	83	-	-	45,669
Exchange differences	410	(279)	(46)	-	-	85
Amounts adjusted to intangible assets	-	489	(672)	-	-	(183)
Payments for contingent consideration	(17,766)	-	-	-	-	(17,766)
Balance at December 31, 2023	90,493	2,178	83	-	-	92,754
Current	37,070	-	83	-	-	37,153
Non-current	53,423	2,178	-	-	-	55,601
Total contingent consideration	90,493	2,178	83	-	-	92,754

27.1 Telix Innovations (formerly ANMI)

The Group acquired ANMI on December 24, 2018. The Group is liable for future variable payments which are calculated based on the percentage of net sales for five years following the achievement of marketing authorization of the product.

The percentage of net sales varies depending on the net sales achieved in the United States and the rest of the world. The Group also holds an option to buy-out the remaining future variable payments in the third year following the achievement of marketing authorization, if specified sales thresholds are met.

As at consolidated statement of financial position date, the Group has remeasured the contingent consideration to its fair value. The remeasurement is as a result of changes to the key assumptions such as risk adjusted post-tax discount rate, expected sales volumes and net sales price per unit.

The contingent consideration liability has been valued using a discounted cash flow model that utilizes certain unobservable level 3 inputs. These key assumptions include expected sales volumes over the forecast period and net sales price per unit.

The following table summarizes the quantitative information about these assumptions, including the impact of sensitivities from reasonably possible changes where applicable:

Contingent consideration valuation

Unobservable input	Methodology	December 31, 2024
Expected sales volumes	This is determined using actual sales volumes for 2024 and forecasting sales volumes for 2025 and beyond for each region.	A 10% increase / decrease in sales volumes across all regions would increase / decrease the contingent consideration by $1,815,000.
Net sales price per unit	This is determined using actual sales prices for 2024 and forecasting sales prices for 2025 and beyond for each region.	A 10% increase / decrease in net sales price per unit across all regions would increase / decrease the contingent consideration by $1,815,000.

27.2 Telix Switzerland (formerly TheraPharm)

Telix acquired TheraPharm on December 14, 2020. Part of the consideration for the acquisition was in the form of future payments contingent on certain milestones. These are:

•	€5,000,000 cash payment upon successful completion of a Phase 3 pivotal registration trial
•	€5,000,000 cash payment upon achievement of marketing authorization in Europe or the United States, whichever approval comes first, and
•	5% of net sales for the first three years following marketing authorization in Europe or the United States, whichever approval comes first.

The valuation of the contingent consideration has been performed utilizing a discounted cash flow model that uses certain unobservable assumptions. These key assumptions include risk adjusted post-tax discount rate of 12.5% (2023: 13.0%), marketing authorization date, expected sales volumes over the forecast period, net sales price per unit and approval for marketing authorization probability success factor.

The following table summarizes the quantitative information about these assumptions, including the impact of sensitivities from reasonably possible changes where applicable:

Contingent consideration valuation

Unobservable input	Methodology	December 31, 2024
Risk adjusted post-tax discount rate
The post-tax discount rate used in the valuation has been determined based on required rates of returns of listed companies in the biotechnology industry (having regards to their stage of development, size and risk adjustments).
A 0.5% increase / decrease in the post-tax discount rate would decrease / increase the contingent consideration by $79,000.
Expected sales volumes	This is determined through assumptions on target market population, penetration and growth rates in the United States and Europe.	A 10% increase / decrease in the sales volumes would increase / decrease the contingent consideration by $109,000.
Net sales price per unit	The net sales price per unit is estimated based on comparable products currently in the market.	A 10% increase / decrease in the net sales price per unit would increase / decrease the contingent consideration by $112,000.
Approval for marketing authorization probability success factor	This assumption is based on management’s estimate for achieving regulatory approval and is determined through benchmarking of historic approval rates.	An increase / decrease in the probability of success factor by 10% would increase / decrease the contingent consideration by $1,476,000.

27.3 IsoTherapeutics

The Group acquired IsoTherapeutics on April 9, 2024. The Group is liable for $7,662,000 which is payable in cash for performance-related milestone payments that are subject to meeting milestone conditions within twelve months of closing. Subsequent to December 31, 2024, the milestone conditions were satisfied and the associated liability settled.

27.4 ARTMS

Telix acquired ARTMS on April 11, 2024. Part of the consideration for the acquisition included US$24.5 million (approximately AU$37.0 million) in contingent future earn-out payments which is payable in cash following achievement of certain clinical or commercial milestones. All earn-outs which have not otherwise expired will terminate on the 10 year anniversary of completion.

In addition to the above, the contingent consideration includes future royalty payments for a low single to low double-digit percentage of net sales of ARTMS products or Telix products.

The contingent consideration liability has been valued using a discounted cash flow model that utilizes certain unobservable level 3 inputs. These key assumptions include risk adjusted post-tax discount rate at acquisition of 15.0%, FDA approval dates, expected sales volume over the forecast period and net sales price per unit and a probability success factor in relation to ARTMS achieving its clinical or commercial milestones.

The following table summarizes the quantitative information about these assumptions, including the impact of sensitivities from reasonably possible changes where applicable:

Contingent consideration valuation

Unobservable input	Methodology	December 31, 2024
Risk adjusted post-tax discount rate
The post-tax discount rate used in the valuation has been determined based on required rates of returns of listed companies in the biotechnology industry (having regards to their stage of development, size and risk adjustments).
A 0.5% increase / decrease in the post-tax discount rate would decrease / increase the contingent consideration by $235,000.
Expected sales volumes - ARTMS and Telix products	This is determined through assumptions on target market population, penetration and growth rates in the United States and Europe.	A 10.0% increase / decrease in the sales volumes would increase / decrease the contingent consideration by $1,083,000.
Net sales price per unit	The net sales price per unit is estimated based on comparable products currently in the market.	A 10.0% increase / decrease in the net sales price per unit would increase / decrease the contingent consideration by $1,020,000 across the different royalties.
Milestone achievement probability of success factor	This assumption is based on management’s estimate for achieving the clinical or commercial milestones.	An increase / decrease in the probability of success factor by 10% would increase / decrease the contingent consideration by $2,709,000.